UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from May 1, 2006 to May 31, 2006

Commission File Number of issuing entity: 333-104089-01 BA CREDIT CARD TRUST (Exact name and issuing entity as specified in its charter) (Issuer of the Notes)	Commission File Number of issuing entity: 333-104089-02 BA MASTER CREDIT CARD TRUST II (Exact name and issuing entity as specified in its charter) (Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-104089 FIA CARD SERVICES, NATIONAL ASSOCIATION (Exact name of depositor and sponsor as specified in its charter)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Wilmington Trust Company Rodney Square North 1100 N. Market Street Wilmington, DE 19890-0001	c/o FIA Card Services, National Association 1100 N. King Street Wilmington, DE 19884-0781
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(302) 651-1284	(800) 362-6255
(Telephone number, including area code)	(Telephone number, including area code)

51-0331454	51-0331454
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

MBNA Credit Card Master Note Trust	MBNA Master Credit Card Trust II
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

Following the merger between Bank of America Corporation and MBNA Corporation, the following name changes were implemented with respect to the MBNA Master Trust credit card securitization platform, effective June 10, 2006:

Former Name New Name
MBNA America Bank, National Association FIA Card Services, National Association
MBNA Master Credit Card Trust II BA Master Credit Card Trust II
MBNA Credit Card Master Note Trust BA Credit Card Trust

In connection with these name changes, the series designation for the asset-backed notes issued by the BA Credit Card Trust (formerly known as the MBNA Credit Card Master Note Trust) was changed from the MBNAseries to the BAseries.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds.

The following table provides information about sales of securities by BA Credit Card Trust during the period covered by this report that have not been previously reported. For purpose of this report, sales of securities are treated as having been previously reported if such sales have been previously reported in another report or registration statement, including a prospectus forming a part of a registration statement filed by FIA Card Services, National Association, on behalf of BA Credit Card Trust.

Date of Sale	Size (millions) / Title	Purchasers	Exemption from Securities Act Registration

NOTHING TO REPORT

A class designation of notes determines the relative seniority for receipt of cash flows and funding of uncovered defaults on principal receivables allocated to the related series of notes. The Class B notes are subordinate to the Class A notes and the Class C notes are subordinate to the Class A and Class B notes. With respect to the tranches in each class of notes, the cash flows and funding of uncovered defaults will be allocated to the tranches on a pro rata basis.

Without noteholder consent, BA Credit Card Trust may issue a new series, class or tranche of notes at any time upon the satisfaction of certain conditions described in the underlying transaction agreements, including confirmation that (i) the issuer reasonably believes that the new issuance will not adversely affect the amount of funds available to be distributed to the holders of any outstanding notes or the timing of such distributions, and (ii) the new issuance will not cause a reduction, qualification or withdrawal of the ratings of any outstanding notes.

In addition, without noteholder consent and without the consent of any holders of certificates issued by BA Master Credit Card Trust II, FIA has the right to designate, from time to time, additional eligible credit card accounts to BA Master Credit Card Trust II. In connection with any such designation, FIA will transfer the related receivables, whether then existing or thereafter created, to BA Master Credit Card Trust II.

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series Certificateholders' Statement.

Exhibit 99.2	Schedule to Monthly Noteholders' Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 15, 2006

BA CREDIT CARD TRUST
(Issuing Entity)

BA MASTER CREDIT CARD TRUST II
(Issuing Entity)

FIA CARD SERVICES, NATIONAL ASSOCIATION
(Servicer)

Name: Marcie E. Copson-Hall
Title: Senior Vice President